Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other liabilities [text block] [Abstract]
Schedule of other liabilities
	2021	2020
	USD ‘000	USD ‘000
Accounts payable	11,259	5,011
Accrued expenses and other accruals	12,773	10,970
Lease liabilities*	3,753	2,954
Income tax payable	1,254	1,556
	29,039	20,491

Schedule of undiscounted lease liabilities
	2021	2020
	USD ‘000	USD ‘000
Opening balance	2,954	1,563
Additions	1,269	2,012
Interest expense (note 22)	358	203
Payments	(783)	(796)
Foreign currency adjustment	(45)	(28)
Ending balance	3,753	2,954
Current	1,001	761
Non-current	2,752	2,193